STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Details 1)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Risk-free interest rate	17.00%
Risk-free interest rate, Minimum		0.10%	1.34%
Risk-free interest rate, Maximum		1.61%	2.32%
Expected dividend yield	0.00%	0.00%	0.00%
Volatility factor (weekly)	161.18%	158.22%	122.25%
Expected life of option	3 years	3 years	3 years